Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Sep. 21, 2018	Dec. 31, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Kentucky First Federal Bancorp
Entity Central Index Key	0001297341
Trading Symbol	KFFB
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Document Type	10-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 3.2
Entity Common Stock, Shares Outstanding		8,433,315